Capital Stock and Stock-Based Compensation	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Capital Stock and Stock-Based Compensation
Capital Stock and Stock-Based Compensation
The authorized capital stock of the Company at June 30, 2018 was 100,000,000 shares of preferred stock (December 31, 2017 - 100,000,000), with a par value of $0.01 per share, 285,000,000 shares of Class A common stock (December 31, 2017 - 285,000,000), with a par value of $0.01 per share, and 100,000,000 shares of Class B common stock (December 31, 2017 - 100,000,000), with a par value of $0.01 per share. A share of Class A common stock entitles the holder to one vote per share while a share of Class B common stock entitles the holder to five votes per share, subject to a 49% aggregate Class B common stock voting power maximum. As of June 30, 2018, the Company had 231.6 million shares of Class A common stock (December 31, 2017 – 231.2 million), 37.0 million shares of Class B common stock (December 31, 2017 – 37.0 million) and no shares of preferred stock (December 31, 2017 – nil) issued and outstanding.

During March 2018, a total of 168,029 shares of Class A common stock with an aggregate value of $0.2 million and 0.5 million stock options with an exercise price of $1.22 per share were granted to the Company’s non-management directors as part of their annual compensation for 2017. These stock options have a ten-year term and vest immediately. These shares of Class A common stock and stock options were issued under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan and distributed to the directors. During March 2017, 0.4 million stock options with an exercise price of $2.23 per share were granted to non-management directors of the Company. For the three and six months ended June 30, 2018 and June 30, 2017, the compensation relating to the granting of such stock and stock options has been included in general administrative expenses in the amount of $0.4 million and $0.3 million, respectively.

The Company also grants stock options and restricted stock units as incentive-based compensation under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan to the officers of the Company and certain employees of Teekay subsidiaries that provide services to the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Company's stock-based compensation awards is reflected in general and administrative expenses in the Company’s consolidated statements of loss.
During March 2018, the Company granted 0.7 million stock options with an exercise price of $1.22 per share to the officers of the Company and certain employees of Teekay subsidiaries that provide services to the Company. During March 2017, the Company granted 0.5 million stock options with an exercise price of $2.23 per share to an officer of the Company. Each stock option has a ten-year term and vests equally over three years from the grant date.
The weighted-average fair value of the stock options granted in 2018 to non-management directors and to officers was $0.35 (2017 - $0.67) per option, estimated on the grant date using the Black-Scholes option pricing model. The following assumptions were used in computing the fair value of the stock options granted: expected volatility of 48.7% (2017 - 50.2%); expected life of five years (2017 - five years); dividend yield of 5.5% (2017 - 5.0%); and risk-free interest rate of 2.6% (2017 - 2.1%). The expected life of the stock options granted was estimated using the historical exercise behavior of employees of Teekay that receive stock options from Teekay. The expected volatility was based on historical volatility as calculated using historical data during the five years prior to the grant date.
During March 2018, the Company also granted 0.8 million (2017 - 0.4 million) restricted stock units to the officers of the Company and certain employees of Teekay subsidiaries that provide services to the Company with an aggregate fair value of $0.9 million (2017 - $0.8 million). Each restricted stock unit is equal to one share of the Company’s common stock plus reinvested distributions from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of the recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and, in this case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards, net of withholding taxes, is paid to each recipient in the form of common stock.
During the three and six months ended June 30, 2018, the Company recorded $0.2 million and $0.5 million (June 30, 2017 - $0.3 million and $0.6 million), respectively, of expenses related to the restricted stock units and stock options. During the three and six months ended June 30, 2018, a total of 0.3 million restricted stock units (June 30, 2017 - 46 thousand and 0.3 million) with a market value of $0.3 million (June 30, 2017 - $78 thousand and $0.6 million) vested and was paid to the grantees by issuing 0.2 million shares (June 30, 2017 - 30 thousand and 0.2 million shares) of Class A common stock, net of withholding taxes.